Investment Properties - Schedule of Investment Properties (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Investment Properties - Schedule of Investment Properties (Details) [Line Items]
Balance	$ 2,389,864
Acquisition through business combination (Note)		2,437,957
Depreciation expenses	(5,716)	(1,857)
Exchange difference	82,137	(46,236)
Balance	2,466,285	2,389,864
Cost	2,473,849	2,391,690
Accumulated depreciation	(7,564)	(1,826)
Cost	2,391,690
Accumulated depreciation	(1,826)
Cost		2,391,690
Accumulated depreciation		(1,826)
Land [Member]
Investment Properties - Schedule of Investment Properties (Details) [Line Items]
Balance	2,171,146
Acquisition through business combination (Note)		2,212,683
Depreciation expenses
Exchange difference	73,761	(41,537)
Balance	2,244,907	2,171,146
Cost	2,244,907	2,171,146
Accumulated depreciation
Cost	2,171,146
Accumulated depreciation
Cost		2,171,146
Accumulated depreciation
Building [Member]
Investment Properties - Schedule of Investment Properties (Details) [Line Items]
Balance	218,718
Acquisition through business combination (Note)		225,274
Depreciation expenses	(5,716)	(1,857)
Exchange difference	8,376	(4,699)
Balance	221,378	218,718
Cost	228,942	220,544
Accumulated depreciation	(7,564)	(1,826)
Cost	220,544
Accumulated depreciation	$ (1,826)
Cost		220,544
Accumulated depreciation		$ (1,826)